Income Taxes (Schedule of Reconciliation of U.S. Statutory Income Tax Rate to Company's Effective Income Tax Rate from Continuing Operations 2024 and 2023) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
United States federal statutory rate	21.00%	21.00%	21.00%
United States state and local income taxes, less federal deduction	3.80%	1.10%	1.10%
Foreign income tax at rates other than 21%		(4.10%)	(6.80%)
Tax related to repatriation of foreign earnings		0.30%	1.20%
United States research and development credits	(1.20%)	(1.40%)	(1.20%)
Intellectual property transfers		0.00%	(3.30%)
Goodwill impairment		2.80%	0.00%
Outside basis difference related to the anticipated sale of the Spinal Implants business		(4.90%)	0.00%
Other		(0.50%)	1.80%
Effective income tax rate	28.10%	14.30%	13.80%